Intangible Assets, Net - Schedule of Future Estimated Amortization Expenses are Disclosed (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Future Estimated Amortization Expenses [Abstract]
2025	$ 74,400
2026	74,400
2027	47,817
2028	45,400
2029	26,483
Intangible assets, net	$ 268,500	$ 34,541	$ 144,879